Shareholder Report, Holdings (Details) - C000237976 [Member]	Jan. 31, 2025
British American Tobacco PLC - ADR Member [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royal Bank of Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
CNH Industrial NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Roche Holding AG - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Banco Bilbao Vizcaya Argentaria SA - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Eaton Corp. PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Siemens AG - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Air Products and Chemicals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Reckitt Benckiser Group PLC - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Novartis AG - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Energy Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%